Convertible Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Convertible Debt

Note 3. Convertible Debt

From April 2013 through June 2013, the Company issued convertible notes with an aggregate face value of $126,000. The notes mature one year from issuance, bear interest at an annual rate of 10%, and are convertible into common stock of the Company at the option of the holder at a conversion rate equal to 30% of the average of the lowest five closing trading prices of the Company’s common stock during the twenty trading days immediately preceding the conversion date with reset provisions on the conversion rate.

During the three months ended March 31, 2014, the Company issued a convertible note with a face value of $25,000. The note matures one year from issuance, bears interest at an annual rate of 8%, and is convertible into common stock of the Company at the option of the holder at a conversion rate equal to the lower of $0.004 or 50% of the average of the lowest five closing trading prices of the Company’s common stock during the twenty trading days immediately preceding the conversion date with reset provisions on the conversion rate.

Because the convertible notes are convertible into an indeterminable number of shares of common stock and due to the reset provisions, the fair value of the embedded conversion options are required to be presented as derivative liabilities and adjusted to fair value at each reporting date, with changes in fair value reported in the statement of operations. The Company estimated the fair value of the derivative liabilities on the dates of issuance using Monte Carlo Simulations and the following assumptions:

Volatility	222% - 640%
Risk Free Rate	0.11% - 0.15%
Expected Term	1.0 Years
Dividend Rate	0%

On the dates of issuance the Company recorded derivative liabilities of $332,835 and $48,551 in 2013 and 2014, respectively, and debt discounts of $126,000 and $25,000 in 2013 and 2014, respectively. The debt discounts are being amortized into expense through the maturity dates of the convertible notes. As of December 31, 2013, the carrying value of the convertible notes totaled $78,107, net of remaining unamortized discounts of $47,893. During the three months ended March 31, 2014, the Company amortized $9,308 of the discounts. As of March 31, 2014, the carrying value of the convertible notes, including accrued interest, totaled $112,415, net of remaining unamortized discounts of $38,585. In addition to the amortization of the discounts the Company recognized $3,431 of interest expense on the convertible notes for the three months ended March 31, 2014.

The fair value of the embedded derivatives as of the March 31, 2014 was determined to be $404,110 using Monte Carlo Simulations and the following assumptions:

Volatility	43.5% - 141.8%
Risk Free Rate	0.04% - 0.10%
Expected Term	0.22 - 1.0 Years
Dividend Rate	0%

Note 3. Convertible Notes

From April 2013 through June 2013, the Company issued convertible notes with an aggregate face value of $126,000. The notes mature one year from issuance, bear interest at an annual rate of 10%, and are convertible into common stock of the Company at the option of the holder at a conversion rate equal to 30% of the average of the lowest five closing trading prices of the Company’s common stock during the twenty trading days immediately preceding the conversion date with reset provisions on the conversion rate. Because the convertible notes are convertible into an indeterminable number of shares of common stock and due to the reset provisions, the fair value of the embedded conversion options are required to be presented as derivative liabilities and adjusted to fair value at each reporting date, with changes in fair value reported in the statement of operations.

The Company estimated the fair value of the derivative liabilities on the dates of issuance using Monte Carlo Simulations and the following assumptions:

Volatility	222% -299%
Risk Free Rate	0.11% - 0.15%
Expected Term	1.0 Years
Dividend Rate	0%

On the dates of issuance the Company recorded derivative liabilities of $332,835, debt discount of $126,000, and derivative expense of $206,835. The debt discounts are being amortized into expense through the maturity dates of the convertible notes. During the year ended December 31, 2013, the Company recorded amortization expense of $78,107. As of December 31, 2013, the carrying value of the convertible notes was $78,107, net of remaining unamortized discounts of $47,893. In addition to the amortization of the discounts the Company recognized $7,785 of interest expense on the convertible notes for the year ended December 31, 2013.

The fair value of the embedded derivatives as of the December 31, 2013 was determined to be $325,393, resulting in derivative income of $7,441, the decrease in the fair value of the derivative from the date of issuance, by using Monte Carlo Simulations and the following assumptions:

Volatility	148% - 169%
Risk Free Rate	0.04% - 0.10%
Expected Term	0.57 - 0.75 Years
Dividend Rate	0%